Intangible assets, Net (Tables)	12 Months Ended
Aug. 31, 2020
Intangible assets, Net
Schedule of intangible assets, net

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Customer relationship	51,780	71,180	10,395
Trademark	111,450	111,450	16,276
Student base	2,390	2,390	349
License	23,600	23,600	3,447
Franchise agreements	9,420	9,420	1,375
Technology and system	—	127,600	18,635
	198,640	345,640	50,477
Less: accumulated amortization	(30,018)	(67,687)	(9,885)
Intangible assets, net	168,622	277,953	40,592

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
For the years ended August 31
2021	56,965	8,319
2022	48,480	7,080
2023	41,532	6,065
2024	35,379	5,167
2025	27,204	3,973